UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                3435 Stelzer Road, Columbus, OH             43219
--------------------------------------------------------------------------------
          (Address of principal executive offices)        (Zip code)

           BISYS Fund Services 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-847-5886

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
Portfolio of Investments
May 31, 2006
(Unaudited)

                                                                                            Fair
Ratings **                                                             Principal            Value
(Unaudited)                                                             Amount            (Note 2)
-----------                                                            ---------          --------
            Municipal Securities  (98.6%)
            New York City  (22.4%)
Aaa/AAA     New York City Municipal Water                             $ 5,000,000        $ 5,153,550
            Finance Authority,  Water & Sewer
            System Revenue, Series B, 5.80%,
            6/15/2029, Callable 6/15/2007 @ 101,
            (MBIA)
Aaa/AAA     New York City Municipal Water                               7,500,000          7,327,800
            Finance Authority, Water & Sewer
            System Revenue, Series C, 4.50%,
            6/15/2033, Callable 6/15/2016 @ 100,
            (CIFG-TCRS)
Aaa/AAA     New York City, General Obligation,                            750,000            770,873
            Series B, 5.25%, 8/1/2017, Callable
            8/1/2007 @ 101, (AMBAC)
A1/AAA      New York City, General Obligation,                          2,000,000          2,098,300
            Series B, 5.125%, 8/1/2019, Callable
            8/1/2010 @ 101, (FGIC)
Aaa/AAA     New York City, General Obligation,                          1,235,000          1,269,827
            Series B, 5.375%, 8/1/2022, Callable
            8/1/2007 @ 101, (MBIA)
Aaa/AAA     New York City, General Obligation,                          1,155,000          1,155,000
            Series B2, Subseries B5, Variable Rate,
            3.50% *, 8/15/2011, Non Callable, (MBIA)
             (SPA - Bank of Nova Scotia)
Aaa/AAA     New York City, General Obligation,                          3,000,000          3,000,000
            Series H, Variable Rate, 3.50% *, 8/1/2013,
             Non Callable, (MBIA)
Aaa/AAA     New York City, Health & Hospitals                           1,000,000          1,075,120
            Corporation, Health System Revenue,
            Series A, 5.50%, 2/15/2018, Callable
            2/15/2012 @ 100, (FSA)

            Total New York City                                                           21,850,470
                                                                                         -----------

            New York State Agencies  (55.8%)
            Long Island Power Authority  (1.3%)
Aaa/AAA     Long Island Power Authority, Electric                       1,250,000          1,233,013
            Systems General Revenue, Series A,                                           -----------
            4.50%, 12/1/2024, Callable 6/1/2016 @
            100, (CIFG-TCRS)
            New York State Dormitory Authority  (32.9%)
Aaa/AAA     Augustana Lutheran Home for the Aged,                         880,000            935,062

                                                                                            Fair
Ratings **                                                             Principal            Value
(Unaudited)                                                             Amount            (Note 2)
-----------                                                            ---------          --------
            Series A, 5.50%, 8/1/2020, Callable
            8/1/2010 @ 101, (FHA) (MBIA)
Aaa/AAA     Augustana Lutheran Home for the Aged,                     $   750,000        $   793,973
            Series A, 5.50%, 8/1/2030, Callable
            8/1/2010 @ 101, (FHA) (MBIA)
Aaa/AAA     Columbia University, Series B, 5.375%,                        500,000            543,745
             7/1/2018, Prerefunded 7/1/2012 @ 100
Aaa/AAA     Columbia University, Series B, 5.375%,                      1,000,000          1,087,490
             7/1/2019, Prerefunded 7/1/2012 @ 100
Aaa/AAA     Columbia University, Series B, 5.375%,                      1,000,000          1,087,490
             7/1/2020, Prerefunded 7/1/2012 @ 100
Aaa/AAA     Hospital for Special Surgery, 5.00%,                        1,000,000          1,032,680
            8/15/2029, Callable 2/15/2015 @ 100,
            (FHA) (MBIA)
Aaa/AAA     Hospital for Special Surgery, 5.00%,                          250,000            257,083
            8/15/2033, Callable 2/15/2015 @ 100,
            (FHA) (MBIA)
Aaa/AAA     Mental Health Services Facilities                           2,500,000          2,621,975
            Improvement, Series A, 5.00%,
            2/15/2019, Callable 2/15/2015 @ 100,
            (AMBAC)
Aaa/AAA     Montefiore Medical Center, 5.00%,                           1,275,000          1,314,678
            2/1/2028, Callable 2/1/2015 @100, (FGIC) (FHA)
Aaa/AAA     New York Medical College, 5.25%,                            1,015,000          1,059,630
            7/1/2013, Callable 7/1/2008 @ 101,
            (MBIA)
Aaa/AAA     New York University, Series 2, 5.50%,                         500,000            533,400
            7/1/2018, Callable 7/1/2011 @ 100,
            (AMBAC)
NR/AAA      Park Ridge Housing, Inc., 6.375%,                           1,000,000          1,098,520
            8/1/2020, Callable 8/1/2010 @ 101,
            (FNMA) (AMBAC)
NR/AAA      Park Ridge Housing, Inc., 6.50%,                            1,470,000          1,621,792
            8/1/2025, Callable 8/1/2010 @ 101,
            (FNMA) (AMBAC)
Aaa/NR      Rochester Institute of Technology, Series                   2,045,000          2,175,880
             A, 5.25%, 7/1/2016, Callable 7/1/2012
            @ 100, (AMBAC)
Aaa/NR      Rochester Institute of Technology, Series                   2,155,000          2,279,839
             A, 5.25%, 7/1/2017, Callable 7/1/2012
            @ 100, (AMBAC)
Aaa/AAA     School Districts Financing, Series C,                       1,300,000          1,377,246
            5.25%, 4/1/2021, Callable 10/1/2012 @
            100, (MBIA)
Aaa/AAA     Special Acts School Districts Program,                      3,540,000          3,581,452
            6.00%, 7/1/2019, Callable 7/1/2006 @
            101, (MBIA)
NR/AAA      State Personal Income Tax Revenue,                            400,000            389,704
            Series A, 4.00%, 3/15/2018, Callable

                                                                                            Fair
Ratings **                                                             Principal            Value
(Unaudited)                                                             Amount            (Note 2)
-----------                                                            ---------          --------
            3/15/2016 @ 100
NR/AAA      State Personal Income Tax Revenue,                        $   100,000        $    96,782
            Series A, 4.00%, 3/15/2019, Callable
            3/15/2016 @ 100
Aaa/AAA     Upstate Community Colleges, Series A,                       1,000,000          1,096,380
            6.00%, 7/1/2019, Prerefunded 7/1/2010 @
             101, (FSA)
Aaa/AAA     Upstate Community Colleges, Series A,                         845,000            926,441
            6.00%, 7/1/2020, Prerefunded 7/1/2010 @
             101, (FSA)
Aaa/AAA     Upstate Community Colleges, Series B,                       3,140,000          3,397,134
            5.25%, 7/1/2015, Callable 7/1/2014 @
            100, (FGIC-TCRS)
NR/AAA      Westchester County, Court Facilities,                       2,800,000          2,938,432
            5.25%, 8/1/2018, Prerefunded 2/1/2009 @                                      -----------
             101, (MBIA)

            Total New York State Dormitory                                                32,246,808
                                                                                         -----------
            New York State Environmental Facilities Corp.  (7.1%)
Aaa/AAA     State Clean Water & Drinking Water,                         4,800,000          4,943,856
            New York City Municipal Water Finance,
             5.00%, 6/15/2034, Callable 6/15/2014
            @ 100
Aaa/AAA     State Clean Water & Drinking Water,                         1,285,000          1,257,964
            Revolving Funds, 4.50%, 6/15/2032,
            Callable 6/15/2015 @ 100
Aaa/AAA     State Water Pollution Control Revenue,                        725,000            741,153
            Revolving Fund, Pooled Loan, 5.90%,                                          -----------
            1/15/2018, Callable 1/15/2007 @ 101,
            (POL CTL-SRF)

            Total New York State Environmental Facilities Corp.                            6,942,973
                                                                                         -----------
            New York State Housing Finance Agency  (6.3%)
NR/AAA      Personal Income Tax, Economic                               1,845,000          1,761,827
            Development & Housing, Series A,
            4.00%, 9/15/2022, Callable 9/15/2015
            @ 100
NR/AAA      Personal Income Tax, Economic                               2,025,000          2,108,774
            Development & Housing, Series A,
            5.00%, 9/15/2024, Callable 9/15/2015
            @ 100
NR/AAA      Personal Income Tax, Economic                               2,230,000          2,315,365
            Development & Housing, Series A,                                             -----------
            5.00%, 9/15/2026, Callable 9/15/2015
            @ 100

            Total New York State Housing Finance Agency                                    6,185,966
                                                                                          ----------
            New York State Thruway Authority  (7.2%)
Aaa/AAA     General Revenue, Series G, 5.00%,                           3,000,000          3,108,360
            1/1/2030, Callable 7/1/2015 @ 100 (FSA)
Aaa/AAA     New York State Thruway Authority,                           3,750,000          3,991,125
            Highway & Bridge Trust Fund, Series B,                                        ----------

                                                                                            Fair
Ratings **                                                             Principal            Value
(Unaudited)                                                             Amount            (Note 2)
-----------                                                            ---------          --------
            5.00%, 4/1/2017, Callable 10/1/2015 @
            100, (FGIC)

            Total New York State Thruway Authority                                       $ 7,099,485
                                                                                         -----------
            New York State Urban Development Corp.  (1.0%)
A1/AA-      Empire State Development Corp.,                           $   905,000            953,553
            University Facilities Grants, 6.00%,                                         -----------
            1/1/2009, Non Callable

            Total New York State Agencies                                                 54,661,798
                                                                                         -----------
            Other New York State Bonds  (20.4%)
Aaa/NR      Adirondack, New York, Central School                          330,000            330,032
            District, General Obligation, Series A,
            3.75%, 6/15/2006, Non Callable,
            (FGIC)
A3/NR       Albany Housing Authority, Limited                           1,000,000          1,018,530
            Obligation, 6.25%, 10/1/2012, Callable
            10/1/2006 @ 101
Aaa/NR      Corning, City School District, General                      1,000,000          1,066,310
            Obligation, 5.00%, 6/15/2012, Non
            Callable, (FSA)
Aaa/NR      Corning, City School District, General                        970,000          1,026,813
            Obligation, 5.00%, 6/15/2013, Callable
            6/15/2012 @ 100, (FSA)
Aaa/NR      Corning, City School District, General                        600,000            632,832
            Obligation, 5.00%, 6/15/2014, Callable
            6/15/2012 @ 100, (FSA)
Aaa/AAA     Evans, General Obligation, 6.80%,                             225,000            260,026
            4/15/2012, Non Callable, (AMBAC)
Aaa/AAA     Evans, General Obligation, 6.80%,                             225,000            263,934
            4/15/2013, Non Callable, (AMBAC)
Aaa/NR      Fayetteville Manlius, Central School                          375,000            396,825
            District, General Obligation, 5.00%,
            6/15/2016, Callable 6/15/2012 @ 101,
            (FGIC)
Aaa/AAA     Freeport, Union Free School District,                         740,000            703,940
            General Obligation, 4.25%, 12/1/2028,
            Callable 12/1/2016 @ 100, (MBIA)
Aaa/AAA     Freeport, Union Free School District,                         810,000            778,783
            General Obligation, 4.375%, 12/1/2030,
            Callable 12/1/2016 @ 100, (MBIA)
Aaa/NR      Ilion, Central School District, General                       550,000            599,979
            Obligation, Series B, 5.50%, 6/15/2015,
            Callable 6/15/2012 @ 101, (FGIC)
Aaa/NR      Ilion, Central School District, General                       500,000            545,155
            Obligation, Series B, 5.50%, 6/15/2016,
            Callable 6/15/2012 @ 101, (FGIC)
Aaa/AAA     Mount Sinai, Union Free School                              1,065,000          1,194,120
            District, General Obligation, 6.20%,
            2/15/2012, Non Callable, (AMBAC)

                                                                                            Fair
Ratings **                                                             Principal            Value
(Unaudited)                                                             Amount            (Note 2)
-----------                                                            ---------          --------
Aaa/AAA     New York Convention Center                                $ 2,000,000        $ 2,052,959
            Development, Hotel Unit Fee, Corp.
            Revenue, 5.00%, 11/15/2044, Callable
            11/15/2015 @ 100, (AMBAC)
Aaa/AAA     Niagara Falls Public Water Authority,                       1,000,000          1,002,190
            Water & Sewer System Revenue, Series
            A, 5.50%, 7/15/2028, Prerefunded
            7/15/2006 @ 100, (MBIA)
Aaa/AAA     North Hempstead, General Obligation,                          570,000            610,630
            Series B, 6.375%, 4/1/2009, Non
            Callable, (FGIC)
Aaa/AAA     North Hempstead, General Obligation,                          560,000            612,976
            Series B, 6.40%, 4/1/2010, Non Callable,
             (FGIC)
NR/AAA      Oneida County, Industrial Development                       2,000,000          2,055,699
            Agency, Mohawk Valley Network, St.
            Luke's Memorial Hospital, 5.00%,
            1/1/2013, Callable 1/1/2008 @ 101,
            (FSA)
Aaa/NR      Oyster Bay, General Obligation, 5.00%,                        430,000            454,059
            3/15/2011, Non Callable, (FSA)
Aaa/NR      Southern Cayuga, Central School                               400,000            422,700
            District, General Obligation, 5.00%,
            5/15/2014, Callable 5/15/2012 @ 100,
            (FSA)
Aaa/AAA     Suffolk County, General Obligation,                         1,125,000          1,168,886
            Series D, 5.00%, 11/1/2015, Callable
            11/1/2008 @ 101, (FGIC)
Aaa/AAA     Suffolk County, General Obligation,                         1,110,000          1,151,747
            Series D, 5.00%, 11/1/2016, Callable
            11/1/2008 @ 101, (FGIC)
Aaa/AAA     Yonkers, General Obligation, Series B,                        290,000            284,832
            4.00%, 9/1/2017, Callable 9/1/2016 @
            100, (AMBAC)
Aaa/AAA     Yonkers, General Obligation, Series B,                        510,000            497,903
            4.00%, 9/1/2018, Callable 9/1/2016 @
            100, (AMBAC)
Aaa/AAA     Yonkers, General Obligation, Series B,                        530,000            520,683
            4.125%, 9/1/2019, Callable 9/1/2016 @
            100, (AMBAC)
Aaa/AAA     Yonkers, General Obligation, Series B,                        250,000            244,323
            4.125%, 9/1/2020, Callable 9/1/2016 @                                        -----------
            100, (AMBAC)

            Total Other New York State Bonds                                              19,896,866
                                                                                         -----------

            Total Municipal Securities (Cost $94,656,143)                                 96,409,134
            Short Term Investments  (0.0%)                                               -----------
            Dreyfus New York Municipal Cash                                10,000             10,000
            Management Fund                                                              -----------
            Total Short Term Investments (Cost $10,000)                                       10,000
                                                                                         -----------
            Total Investments (Cost $94,666,143)   -   98.6%                             $96,419,134
                                                                                         ===========

      * The rate reflected is the rate in effect May 31, 2006. The maturity date reflected is the final maturity date.

      ** Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

Percentages noted above are based on net assets of $97,746,407.

Moody's  Standard & Poor's
 Aaa            AAA         Instrument judged to be of the highest quality and
 Aa             AA          carrying the Instrument judged to be of high quality
                            by all standards.

  A              A          Instrument judged to be of adequate quality by all
                            standards.

 NR             NR          Not Rated. In the opinion of the Investment Advisor,
                            instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

      For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

           AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corp.

           CIFG-TCRS     Insured as to principal and interest by the Capitalized
                         Interest Financial Guaranty-Transferal Custodial
                         Receipts.

           FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corp.

           FHA Insured as to principal and interest by the Federal Housing Administration.

           FNMA Insured as to principal and interest by the Federal National Mortgage Association.

           FSA Insured as to principal and interest by Financial Security Assurance.

           MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

           POL CTL-SRF   Insured as to principal and interest by the Pollution
                         Control State Revenue Fund.

The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Portfolio Investments
                                  May 31, 2006
                                   (Unaudited)

1.    Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2.    Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its schedule of portfolio investments (the "schedule"). The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding assets and liabilities when the schedule is prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

Security Transactions and Investment Income

      During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

3.    Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Portfolio Investments
                                  May 31, 2006
                                   (Unaudited)

4.    Federal Income Tax Information:

      As of May 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                                     Tax             Net Unrealized
                                                           Tax Unrealized         Unrealized          Appreciation
                                          Tax Cost          Appreciation         Depreciation        (Depreciation)
                                        ------------       --------------        ------------        --------------
The Empire Builder Tax
   Free Bond Fund..............         $ 94,617,122         $ 2,161,572           $(359,560)          $ 1,802,012

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -----------------------------------------------

By (Signature and Title)* /s/ Aaron J. Masek, Treasurer
                          ----------------------------------
                              Aaron J. Masek, Treasurer

Date July 28, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus, President
                          ----------------------------------
                              Seth M. Glickenhaus, President

Date July 28, 2006

By (Signature and Title)* /s/ Aaron J. Masek, Treasurer
                          ----------------------------------
                              Aaron J. Masek, Treasurer

Date July 28, 2006

* Print the name and title of each signing officer under his or her signature.